FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of information about the Company's assets that are measured at fair value on a recurring basis

		December 31,
Description	Level	2020
Assets:
Marketable securities held in Trust Account	1	$239,795,125